Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pay Versus Performance

The information below presents the relationship between the compensation of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K (“Pay Versus Performance Table”). For a discussion of the company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.

Pay Versus Performance Table

The information below presents the relationship between compensation actually paid (CAP) of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K.

	Summary Compensation Table Total for First PEO (b)(1)	Compensation Actually Paid to First PEO (c)(1)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(2)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) (h)	Company Selected Measure(4) (i)
Year (a)					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2023	$14,945,356	$18,663,356	$2,186,727	$3,007,319	204	274	$310	$6.26
2022	$16,760,493	$20,787,493	$1,638,603	$2,165,569	174	150	$240	$4.68
2021	$14,535,131	$16,678,631	$1,957,866	$2,695,765	148	159	$250	$3.61

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote [Text Block]
1.	For 2021, 2022, and 2023, the PEO is Mr. Sola. Our Non-PEO NEOs for the covered years are as follows:
2021	2022	2023
Kurt Adzema	Kurt Adzema	Kurt Adzema
Alan Reid	Alan Reid	Alan Reid
Dennis Young	Dennis Young	Charles Mason

Peer Group Issuers, Footnote [Text Block]
3.	Represents the TSR of a peer group comprising Flex Ltd., Jabil Inc., Celestica Inc., Benchmark Electronics, Inc., Plexus Corp.

PEO Total Compensation Amount	$ 14,945,356	$ 16,760,493	$ 14,535,131
PEO Actually Paid Compensation Amount	$ 18,663,356	20,787,493	16,678,631
Adjustment To PEO Compensation, Footnote [Text Block]
2.	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:

	PEO						NEOs
Name	2023		2022		2021		2023		2022		2021
Summary Compensation Table Total		$14,945,356		$16,760,493		$14,535,131		$2,186,727		$1,638,603		$1,957,866
Value of Equity Awards Disclosed in the Summary Compensation Table	-$	12,058,000	-$	11,867,000	-$	10,293,000	-$	1,547,443	-$	985,743	-$	1,146,633
Year End Fair Value of Equity Awards Granted in the Year and Unvested		$10,856,000		$13,824,000		$11,754,000		$1,393,187		$1,152,000		$1,306,000
Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards		$4,920,000		$2,070,000		$0		$422,751		$356,500		$502,392
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		$0		$0		$0		$0		$0		$0
Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year		$0		$0		$682,500		$552,098		$4,209		$76,140
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		$0		$0		$0		$0		$0		$0
Compensation Actually Paid		$18,663,356		$20,787,493		$16,678,631		$3,007,319		$2,165,569		$2,695,765

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	$ 2,186,727	1,638,603	1,957,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,007,319	2,165,569	2,695,765
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:

	PEO						NEOs
Name	2023		2022		2021		2023		2022		2021
Summary Compensation Table Total		$14,945,356		$16,760,493		$14,535,131		$2,186,727		$1,638,603		$1,957,866
Value of Equity Awards Disclosed in the Summary Compensation Table	-$	12,058,000	-$	11,867,000	-$	10,293,000	-$	1,547,443	-$	985,743	-$	1,146,633
Year End Fair Value of Equity Awards Granted in the Year and Unvested		$10,856,000		$13,824,000		$11,754,000		$1,393,187		$1,152,000		$1,306,000
Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards		$4,920,000		$2,070,000		$0		$422,751		$356,500		$502,392
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		$0		$0		$0		$0		$0		$0
Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year		$0		$0		$682,500		$552,098		$4,209		$76,140
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		$0		$0		$0		$0		$0		$0
Compensation Actually Paid		$18,663,356		$20,787,493		$16,678,631		$3,007,319		$2,165,569		$2,695,765

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular list of Performance Measures

The following table lists the financial performance measures that the Company considers to be the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the Company.

Non-GAAP EPS
Cash Flow From Operations
Non-GAAP Operating Margin
Relative TSR
Revenue

Total Shareholder Return Amount	$ 204	174	148
Peer Group Total Shareholder Return Amount	274	150	159
Net Income (Loss) Attributable to Parent	$ 310,000,000	$ 240,000,000	$ 250,000,000
Company Selected Measure Amount	6.26	4.68	3.61
PEO Name	Mr. Sola	Mr. Sola	Mr. Sola
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Non-GAAP Measure Description [Text Block]
4.	Represents Non-GAAP EPS, which is defined in Appendix B of this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow From Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Peo Value Of Equity Awards Disclosed In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,058,000)	$ (11,867,000)	$ (10,293,000)
Non P E O N E O Value Of Equity Awards Disclosed In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,547,443)	(985,743)	(1,146,633)
Peo Year End Fair Value Of Equity Awards Granted In The Year And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,856,000	13,824,000	11,754,000
Non P E O N E O Year End Fair Value Of Equity Awards Granted In The Year And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,393,187	1,152,000	1,306,000
Peo Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,920,000	2,070,000	0
Non P E O N E O Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	422,751	356,500	502,392
Peo Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Peo Change In Fair Value Of Equity Awards From The Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	682,500
Non P E O N E O Change In Fair Value Of Equity Awards From The Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	552,098	4,209	76,140
Peo Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0